MORTGAGE LOANS ON REAL ESTATE - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (28)
Ending balance	(44)	$ (28)
Real Estate | Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(41)	(1)	$ 0
Provision	(19)	(40)	(1)
Ending balance	$ (60)	$ (41)	$ (1)